Intangible assets - Breakdown of goodwill by region (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Goodwill
Number of CGU groups | item	6
Goodwill	$ 6,584	$ 6,455
Impairment losses	0	36
North America
Goodwill
Goodwill	5,718	5,668
International
Goodwill
Goodwill	866	787
Europe
Goodwill
Goodwill	250	218
UK & Sub-Saharan Africa
Goodwill
Goodwill	149	138
Asia & MENAT
Goodwill
Goodwill	232	229
LATAM
Goodwill
Goodwill	77	61
Pacific
Goodwill
Goodwill	$ 158	$ 141